Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,339	$ 8,186
Accumulated Amortization	7,060	6,402
Net Carrying Amount	1,279	1,784
MSRs [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,065	912
Accumulated Amortization	322	250
Net Carrying Amount	743	662
Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,274	7,274
Accumulated Amortization	6,738	6,152
Net Carrying Amount	$ 536	$ 1,122